Statement of Changes In Shareholders - CIK0001814821 KISMET ACQUISITION ONE CORP [Member]	7 Months Ended
Dec. 31, 2020 USD ($) shares
Issuance of ordinary shares to Sponsor	$ 25,000
Sale of units in initial public offering, gross	250,000,000
Offering costs	(14,271,381)
Excess cash received over fair value of private placement warrants	1,485,000
Shares subject to possible redemption	(229,256,560)
Net loss	(2,982,055)
Balance	5,000,004
Ordinary Shares
Issuance of ordinary shares to Sponsor	$ 25,000
Issuance of ordinary shares to Sponsor (in Shares) | shares	7,687,500
Sale of units in initial public offering, gross	$ 250,000,000
Sale of units in initial public offering, gross (in Shares) | shares	25,000,000
Offering costs	$ (14,271,381)
Excess cash received over fair value of private placement warrants	$ 1,485,000
Ordinary shares forfeited (in Shares) | shares	(937,500)
Shares subject to possible redemption	$ (229,256,560)
Shares subject to possible redemption (in Shares) | shares	(22,925,656)
Balance	$ 7,982,059
Balance (in Shares) | shares	8,824,344
Accumulated Deficit
Net loss	$ (2,982,055)
Balance	$ (2,982,055)